Accounts and notes receivable, net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Accounts and notes receivable	¥ 88,706	$ 13,595	¥ 163,933
Less: allowance for doubtful accounts	(43,820)	(6,716)	(28,516)
Total accounts and notes receivable, net	¥ 44,886	$ 6,879	¥ 135,417